401(k) Savings Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Contributions by employer	$ 300,747	$ 267,989	$ 228,422
Contributions per employee, percent	3.00%